WARRANT AGREEMENTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 07, 2018	Jan. 03, 2017	Apr. 15, 2018	Jan. 24, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair market value											$ 658,566
Debt discount					$ 427,327	$ 477,285		$ 1,286,420	$ 554,968
Warrant [Member]
Fair market value										$ 1,181,057	$ 607,906
License agreement [Member]
Warrants issued		1,300,000					360,000
Issuance of convertible promissory notes							$ 1,800,000			$ 1,800,000
Warrant exercise price description							The warrants have an exercise price of the lower of $7.00 per share or the price per share in the Companys latest debt or equity financing greater than $3,000,000 and a term of 3 years.
May 1, 2018 [Member]
Warrants issued								110,000
Warrant exercise price					$ 1.00			$ 1.00
Fair market value								$ 27,479
Warrant vested period								1 year
Warrant Agreement [Member]
Warrants issued	148,644
Warrant exercise price	$ 1.00
Fair market value	$ 48,249
Warrant agreement, description	the warrant agreement dated May 15, 2018, the Company shall issue fifty percent (50%) of the Company’s common stock shares issued upon conversion of the convertible promissory note.
Warrant Agreement [Member] | Convertible promissory note [Member]
Warrants issued								148,644
Issuance of convertible promissory notes					$ 297,288			$ 297,288
Amendment [Member]
Warrants issued			275,000	55,000
Issuance of convertible promissory notes			$ 1,100,000	$ 1,100,000
Warrant exercise price			$ 1.00	$ 1.00
Fair market value			$ 87,828	$ 50,094
Maturity date			Mar. 31, 2018	Mar. 31, 2018
Amendment [Member] | Convertible promissory note [Member]
Debt discount								55,000
Amendment [Member] | Convertible Promissory Note 1 [Member]
Debt discount								$ 275,000
Second Amendment [Member]
Maturity date			May 31, 2018
Warrant term			1 year